NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2022
Disclosure Of Nature Of Operations And Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]

NOTE 1 - NATURE OF OPERATIONS AND GOING CONCERN

Adastra Holdings Ltd. (the "Company") was incorporated under the laws of the province of British Columbia on October 14, 1987. The Company extracts and processes cannabis for sale to the recreational and medical markets in Canada. The Company is listed on the Canadian Securities Exchange ("CSE") under the symbol "XTRX". The Company's registered and records office is located at 5451 275th Street, Langley City, British Columbia, V4W 3X8.

On April 9, 2021, the Company consolidated its issued share capital on a ratio of three old common shares for every one new post-consolidated common share. All current and comparative references to the number of common shares, weighted average number of common shares, loss per share, stock options and warrants have been restated to give effect to this share consolidation.

On August 10, 2021, the Company completed the acquisition of all of the issued and outstanding shares of 1225140 B.C. Ltd., doing business as PerceiveMD ("PerceiveMD") from the shareholders of PerceiveMD, pursuant to the terms of a share purchase agreement dated August 10, 2021 (Note 4).

On September 15, 2021, the Company completed the acquisition of privately held 1204581 B.C. Ltd., doing business as Phyto Extractions ("Phyto BrandCo"), the owner of the intellectual property rights for the Phyto Extractions brand (Note 5).

These consolidated financial statements are prepared on the basis that the Company will continue as a going concern, which assumes that the Company will be able to continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of operations. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that might be necessary should the Company be unable to continue in existence. The Company's ability to continue as a going concern is dependent on its ability to generate positive cash flows from operations, complete additional financings, and/or extend or modify its mortgage payable (Note 14).

As at December 31, 2022, the Company had a working capital deficiency of $3,665,081. During the year ended December 31, 2022, the Company incurred a net loss and comprehensive loss of $4,281,639. These events and conditions indicate a material uncertainty exists that may cast significant doubt on the Company's ability to continue as a going concern. If the going concern assumption were not appropriate for these financial statements, it could be necessary to restate the Company's assets and liabilities on a liquidation basis.